                             VINTAGE 3(SM) ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Income VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Core Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge...........................................   1.70%(5)
Administrative Expense Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....   1.85%
Optional E.S.P. Charge......................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............   2.05%
Optional GMWB I Charge (maximum upon reset).................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................   1.00%(6)
Optional GMWB III Charge....................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....   2.30%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%         0.25%        0.03%
 American Funds Growth Fund..................    0.33%         0.25%        0.02%



                                                                TOTAL                      NET TOTAL
                                                 ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                 FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........      --          0.80%           --           0.80%
 American Funds Growth Fund..................      --          0.60%           --           0.60%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%            0.09%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund......................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.08%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................    0.75%       --             0.14%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.14%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B          0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.06%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.87%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --             0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --           0.05%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 American Funds Growth-Income Fund...............   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.74%       --               0.74%
 Mid Cap Portfolio -- Service Class 2............   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................   --             0.72%       --               0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................   --             1.05%       --               1.05%
 Templeton Foreign VIP Fund......................   --             1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.94%       --               0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................   --             0.82%     0.00%              0.82%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................   --             1.06%     0.00%              1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................   --             0.89%     0.00%              0.89%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A........................................   --             0.83%     0.02%              0.81%
 Invesco Mid Cap Value Portfolio -- Class B       0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --             0.70%     0.04%              0.66%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.60%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%              0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.01%              0.87%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.91%     0.04%              0.87%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.97%     0.11%              0.86%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     capital.                                LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Equity Income        Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                   Long-term capital appreciation is a     LLC
                                          secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Equity Income     Seeks a high level of current income.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                 Long-term capital appreciation is a       LLC
                                       secondary objective.                      Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Mid Cap Core      Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its          Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital             LLC
                                       appreciation as its secondary             Subadvisers: Western Asset
                                       objective.                                Management Company; Western
                                                                                 Asset Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio --            Seeks long-term growth of capital.        MetLife Advisers, LLC
 Class A++                                                                        Subadviser: Jennison Associates LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B++                    income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign VIP Fund, Third Avenue Small Cap Value Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Variable High Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider,
(2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income Securities Fund                         Franklin Income VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund           Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge...........................................   1.70%(5)
Administrative Expense Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....   1.85%
Optional E.S.P. Charge......................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............   2.05%
Optional GMWB I Charge (maximum upon reset).................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................   1.00%(6)
Optional GMWB III Charge....................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....   2.30%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.08%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --           0.05%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --               0.80%
 American Funds Growth Fund.......................   --             0.60%       --               0.60%
 American Funds Growth-Income Fund................   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --               1.02%
 Mid Cap Portfolio................................   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.01%              0.82%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
Legg Mason Investment Counsel          Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.       LLC
                                                                                 Subadviser: Legg Mason Investment
                                                                                 Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                         WMC Balanced Portfolio
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

We do not assess this charge if Contract Value is $40,000 or more on the fourth
      Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  DEFERRED ANNUAL
                                                                   STEP UP DEATH      ANNUAL STEP
                                                                      BENEFIT           UP DEATH       ROLL-UP DEATH
                                                                    `STANDARD'          BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge.............................     1.60%(5)           1.70%(5)          1.90%(5)
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.75%              1.85%             2.05%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.95%              2.05%             2.25%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.25%              2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)..................................................     2.45%              2.55%             2.75%
Optional GMWB I Charge (maximum upon reset)...................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)..................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     2.00%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.20%              2.30%             2.50%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%            0.07%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --               0.80%
 American Funds Growth Fund.......................   --             0.60%       --               0.60%
 American Funds Growth-Income Fund................   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --               1.02%
 Mid Cap Portfolio................................   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             1.00%     0.06%              0.94%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.01%              0.82%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
Legg Mason Investment Counsel          Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.       LLC
                                                                                 Subadviser: Legg Mason Investment
                                                                                 Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts:


             CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ---------------------------------------------------
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class A
     PIMCO Inflation Protected Bond Portfolio - Class A
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class A
     METROPOLITAN SERIES FUND - CLASS A
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                         WMC Balanced Portfolio
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             VINTAGE L(SM) ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Income VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Core Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 +years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                    ANNUAL STEP-UP        ROLL-UP
                                                                                     DEATH BENEFIT     DEATH BENEFIT
                                                                                   ----------------   --------------
Mortality and Expense Risk ("M&E") Charge.......................................     1.70%(5)           1.90%(5)
Administrative Expense Charge...................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........     1.85%              2.05%
Optional E.S.P. Charge..........................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................     2.00%              2.20%
Optional GMAB Charge............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)................     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED.............     2.50%              2.70%
Optional GMWB I Charge (maximum upon reset).....................................     1.00%(7)           1.00%(7)
Optional GMWB II Charge (maximum upon reset)....................................     1.00%(7)           1.00%(7)
Optional GMWB III Charge........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............     2.10%              2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........     2.25%              2.45%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.52%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%            0.09%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund......................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.08%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................    0.75%       --             0.14%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.14%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B          0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.06%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.87%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............   --             0.80%       --               0.80%
 American Funds Growth Fund......................   --             0.60%       --               0.60%
 American Funds Growth-Income Fund...............   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.74%       --               0.74%
 Mid Cap Portfolio -- Service Class 2............   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................   --             0.72%       --               0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................   --             1.05%       --               1.05%
 Templeton Foreign VIP Fund......................   --             1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.94%       --               0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................   --             0.82%     0.00%              0.82%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................   --             1.06%     0.00%              1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................   --             0.89%     0.00%              0.89%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A........................................   --             0.83%     0.02%              0.81%
 Invesco Mid Cap Value Portfolio -- Class B       0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.60%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%              0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.01%              0.87%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.91%     0.04%              0.87%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.97%     0.11%              0.86%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     capital.                                LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Equity Income        Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                   Long-term capital appreciation is a     LLC
                                          secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Equity Income     Seeks a high level of current income.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                 Long-term capital appreciation is a       LLC
                                       secondary objective.                      Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Mid Cap Core      Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its          Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital             LLC
                                       appreciation as its secondary             Subadvisers: Western Asset
                                       objective.                                Management Company; Western
                                                                                 Asset Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio --            Seeks long-term growth of capital.        MetLife Advisers, LLC
 Class A++                                                                        Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B++                    income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign VIP Fund, Third Avenue Small Cap Value Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Variable High Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts:


                   CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ---------------------------------------------------------------
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
     Franklin Income VIP Fund
     LEGG MASON PARTNERS VARIABLE INCOME TRUST
     Western Asset Variable High Income Portfolio
     MET INVESTORS SERIES TRUST
     PIMCO Inflation Protected Bond Portfolio - Class A
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class A
     METROPOLITAN SERIES FUND - CLASS E
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income Securities Fund                         Franklin Income VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund           Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       PIONEER ANNUISTAR(SM) FLEX ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Flex Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends VIP Fund
  Franklin Small-Mid Cap Growth VIP Fund
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Equity Income Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B
  Invesco Comstock Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class E
  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  MFS(R) Value Portfolio -- Class B
  Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.70%              1.90%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.85%              2.05%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     2.05%              2.25%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.55%              2.75%
Optional GMWB I Charge (maximum upon reset)........................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset).......................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)............     1.50%(6)           1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset).............     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     2.10%              2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     2.30%              2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%     0.25%          0.01%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%     0.25%          0.03%
 Templeton Foreign VIP Fund.......................    0.64%     0.25%          0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................    0.75%     0.25%          0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.09%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%          0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%          0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class B................    0.65%     0.25%          0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --           0.02%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MetLife Asset Allocation 60 Portfolio --
  Class B.........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.........................................    0.06%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B.........    0.55%     0.25%          0.04%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.22%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.86%       --             0.86%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --             1.05%
 Templeton Foreign VIP Fund.......................   --             1.03%       --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%            1.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................   --             1.06%     0.00%            1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.02%       --             1.02%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%            1.26%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%            0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --             0.76%
 Pioneer Fund Portfolio -- Class B................   --             0.95%     0.04%            0.91%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --             0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.01%            0.85%
 BlackRock Money Market Portfolio --
  Class A.........................................   --             0.35%     0.02%            0.33%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.07%            0.80%
 MetLife Asset Allocation 60 Portfolio --
  Class B......................................... 0.62%            0.93%       --             0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B......................................... 0.66%            0.98%       --             0.98%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.84%       --             0.84%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%            0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.08%     0.01%            1.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --             0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.27%       --             1.27%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Equity Income    Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio                            Long-term capital appreciation is a     LLC
                                      secondary objective.                    Subadviser: ClearBridge Investments,
                                                                              LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
MFS(R) Research International         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 60             Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class B       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                        investing in a diversified portfolio of
                                        securities consisting primarily of
                                        common stocks.
Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                              Current income is a secondary            Subadviser: AEW Capital
                                        objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth VIP Fund, Templeton Foreign VIP Fund, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


The list of Permitted Variable Funding Options in this section has been modified.


               PERMITTED VARIABLE FUNDING OPTIONS
     ------------------------------------------------------
     LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Equity Income Portfolio
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class B
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



           CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ------------------------------------------------
     MET INVESTORS SERIES TRUST
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Rising Dividends Securities Fund             Franklin Rising Dividends VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


             FORMER UNDERLYING FUND/TRUST                     NEW UNDERLYING FUND/TRUST
----------------------------------------------------- -----------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio         T. Rowe Price Large Cap Value Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      METROPOLITAN SERIES FUND
 Pioneer Disciplined Value VCT Portfolio              MFS(R) Value Portfolio
 Pioneer Ibbotson Growth Allocation VCT Portfolio     MetLife Asset Allocation 80 Portfolio
 Pioneer Ibbotson Moderate Allocation VCT Portfolio   MetLife Asset Allocation 60 Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      MET INVESTORS SERIES TRUST
 Pioneer Emerging Markets VCT Portfolio               MFS(R) Emerging Markets Equity Portfolio
 Pioneer Equity Income VCT Portfolio                  Invesco Comstock Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.